Debt including Capital Lease Obligations - 7.875% Senior Secured Notes (Details) (USD $)	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Feb. 28, 2013	Feb. 05, 2013
Debt Instrument [Line Items]
Debt Instrument, Redemption, Description	If redeemed during the 12-month period commencing February 1,
7.875% Senior Secured Notes | 7.875% Senior Secured Notes due 2021
Debt Instrument [Line Items]
Stated interest rate on debt instrument	7.875%		7.875%	7.875%	7.875%
Face amount of debt instrument				$ 425,000,000
Debt Instrument, Issuance, Percentage of Par Value				99.274%
Effective interest rate				8.00%
Percentage of stock of domestic subsidiaries, subject to exception and lien	100.00%
Redemption price percentage	103.00%
Threshold for acceleration of other debt agreements in event of default	30,000,000
Threshold for entry of non-appealable judgments	30,000,000
7.875% Senior Secured Notes | 7.875% Senior Secured Notes due 2021 | Redemption option using cash proceeds from equity offerings
Debt Instrument [Line Items]
Redemption price percentage	107.875%
Percentage of original aggregate principal amount, minimum after each redemption	65.00%
Maximum redemption per period	42,500,000.0
Debt Redemption, Principal		10,000,000
Call premiums and deferred financing fee write-offs.		$ 1,000,000
7.875% Senior Secured Notes | 7.875% Senior Secured Notes due 2021 | If redeemed during the 12-month period commencing February 1, 2016
Debt Instrument [Line Items]
Redemption price percentage	105.906%
7.875% Senior Secured Notes | 7.875% Senior Secured Notes due 2021 | If redeemed during the 12-month period commencing February 1, 2017
Debt Instrument [Line Items]
Redemption price percentage	103.938%
7.875% Senior Secured Notes | 7.875% Senior Secured Notes due 2021 | If redeemed during the 12-month period commencing February 1, 2018
Debt Instrument [Line Items]
Redemption price percentage	101.969%
7.875% Senior Secured Notes | 7.875% Senior Secured Notes due 2021 | If redeemed during the 12-month period commencing February 1, 2019 and thereafter
Debt Instrument [Line Items]
Redemption price percentage	100.00%
7.875% Senior Secured Notes | 7.875% Senior Secured Notes due 2021 | Redemption option upon change of control
Debt Instrument [Line Items]
Redemption price percentage	101.00%
7.875% Senior Secured Notes | 7.875% Senior Secured Notes due 2021 | Maximum
Debt Instrument [Line Items]
Percentage of stock of foreign subsidiaries, subject to exception and lien	65.00%
Limit on lien on subsidiary stock as percentage of principal amount of debt instrument	20.00%
7.875% Senior Secured Notes | 7.875% Senior Secured Notes due 2021 | Maximum | Redemption option using cash proceeds from equity offerings
Debt Instrument [Line Items]
Redemption amount, percentage of principal amount	35.00%